UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    1001 Tahoe Blvd.
            Incline Village, NV 89451
13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	      Chief Operating Officer
Phone:	      (847) 239-7100
Signature, Place, and Date of Signing:

Steven M. Kleiman	Northbrook, Illinois	July 20, 2012

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  142

Form 13F Information Table Value Total: $3,827,278

List of Other Included Managers:  None

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                                                     VALUE   SHARES OR SH/ Put/  INVSTMT   OTHER  Voting Authority
NAME OF ISSUER          TITLE OF CLASS    CUSIP      (1000s) PRN AMT   PRN CALL  DISCRTN   Mgrs  a) Sole  b) Shared c) None
Aspen Insurance Hold    PFD PRP INC EQ	G05384113	 16,820 	 302,360		Sole	302,360
Bank of America	         7.25%CNV PFD L	060505682	 678 		 695 			Sole	695
Emmis Communications 	PFD CV SER A	291525202	 8,601 		 491,510 		Sole	491,510
Fifth Third Bancorp	CNV PFD DEP1/250 316773209	 76,658 	 562,630 		Sole	562,630
New York Community Banc	UNIT 99/99/9999	64944P307	 39,190 	 828,324 		Sole	828,324
Stanley Black & Decker 	UNIT 99/99/9999	854502309	 133,189 	 1,137,758 		Sole	1,137,758
Wells Fargo & Company	PERP PFD CNV A	949746804	 6,975 		 6,200 			Sole	6,200
Cumulus Media Inc	CL A	        231082108	 353 		 117,322 		Sole	117,322
Durect Corporation	COM	        266605104	 805 		 884,940 		Sole	884,940
Fly Leasing	        SPONSORED ADR	34407D109	 269 		 22,097 		Sole	22,097
General Motors Corp	COM	        37045V100	 218 		 11,069 		Sole	11,069
Hologic Inc	        COM	        436440101	 628 		 34,800 		Sole	34,800
Intel Corp.	        COM	        458140100	 1,900 		 71,300 		Sole	71,300
International Game Tech	COM	        459902102	 551 		 35,000 		Sole	35,000
Iridium Communications	COM	        46269C102	 381 		 42,592 		Sole	42,592
ProShares UltraShort	PSHS ULTSH 20YRS 74347R297	 950 		 60,000 		Sole	60,000
Radio One, Inc	        CL D NON VTG	75040P405	 938 		 1,000,000 		Sole	1,000,000
Sotheby's	        COM	        835898107	 1,041 		 31,200 		Sole	31,200
Stanley Black & Decker	COM	        854502101	 5,680 		 88,258 		Sole	88,258
Teva Pharm	        ADR	        881624209	 3,640 		 92,292 		Sole	92,292
Kinder Morgan Energy 	*W EXP 05/25/201 49456B119	 20,731 	 9,597,643 		Sole
Ford Motor Co	        *W EXP 01/01/201 345370134	 4,244 		 3,789,070 		Sole
Iridium Communications 	*W EXP 02/14/201 46269C110	 815 		 331,400 		Sole
Owens Corning	        *W EXP 10/31/201 690742127	 13 		 13,134 		Sole
General Motors Corp	*W EXP 07/10/201 37045V118	 2,271 		 206,056 		Sole
JP Morgan Chase & Co.	*W EXP 10/28/201 46634E114	 2,303 		 235,739 		Sole
General Motors Corp	*W EXP 07/10/201 37045V126	 1,417 		 209,048 		Sole
Zions Bancorporation	*W EXP 05/22/202 989701115	 284 		 96,190 		Sole
American International 	*W EXP 01/19/202 026874156	 12,810 	 1,242,481 		Sole
AGCO Corp	        NOTE 1.250%12/1	001084AM4	 37,877 	 30,226,000 		Sole
Affiliated Managers 	NOTE 3.950% 8/1	008252AL2	 41,126 	 37,960,000 		Sole
Alcoa Inc	        NOTE 5.250% 3/1	013817AT8	 14,994 	 10,000,000 		Sole
Allegheny Technologies	NOTE 4.250% 6/0	01741RAD4	 111,712 	 95,993,000 		Sole
Alliance Data Systems	NOTE 1.750% 8/0	018581AD0	 11,519 	 6,649,000 		Sole
Alliance One Internatl	NOTE 5.500% 7/1	018772AQ6	 1,371 		 1,428,000 		Sole
Altra Holdings, Inc	NOTE 2.750% 3/0	02208RAE6	 4,148 		 4,484,000 		Sole
Johnson & Johnson	SDCV 7/2	02261WAB5	 152,257 	 156,966,000 		Sole
Amgen Inc	        NOTE 0.375% 2/0	031162AQ3	 12,498 	 12,000,000 		Sole
Annaly Mortgage Manag	NOTE 4.000% 2/1	035710AA0	 5,905 		 4,784,000 		Sole
Annaly Mortgage Manag	NOTE 5.000% 5/1	035710AB8	 25,405 	 25,710,000 		Sole
A123 Systems Inc.	NOTE 3.750% 4/1	03739TAA6	 2,501 		 9,200,000 		Sole
Arcelormittal	        NOTE 5.000% 5/1	03938LAK0	 69,949 	 68,160,000 		Sole
Archer-Daniels-Midland 	NOTE 0.875% 2/1	039483AW2	 20,430 	 20,300,000 		Sole
ArvinMeritor, Inc	FRNT 4.625% 3/0	043353AF8	 870 		 1,000,000 		Sole
CMS Energy Corp	        NOTE 5.500% 6/1	125896BD1	 3,408 		 2,000,000 		Sole
CACI International Inc	NOTE 2.125% 5/0	127190AD8	 2,283 		 2,000,000 		Sole
Cadence Design Systems	NOTE 2.625% 6/0	127387AJ7	 3,118 		 2,000,000 		Sole
Cemex S.A.	        NOTE 4.875% 3/1	151290AV5	 1,534 		 1,730,000 		Sole
Central European Dist	NOTE 3.000% 3/1	153435AA0	 5,133 		 5,900,000 		Sole
Central Euro Media Ent	NOTE 5.000%11/1	153443AH9	 8,875 		 10,070,000 		Sole
Chemed Corporation	NOTE 1.875% 5/1	16359RAC7	 13,172 	 13,197,000 		Sole
Chesapeake Energy Corp	NOTE 2.500% 5/1	165167CA3	 53,398 	 63,616,000 		Sole
Comtech Telecommunic	NOTE 3.000% 5/0	205826AF7	 2,134 		 2,000,000 		Sole
United Continental Hold	NOTE 4.500% 1/1	210795PU8	 33,063 	 22,370,000 		Sole
Covanta Holding Corp	NOTE 3.250% 6/0	22282EAC6	 6,561 		 5,590,000 		Sole
Cubist Pharmaceuticals	NOTE 2.500%11/0	229678AD9	 3,606 		 2,500,000 		Sole
Danaher Corporation	NOTE 1/2	235851AF9	 63,772 	 42,123,000 		Sole
Dendreon Corp	        NOTE 2.875% 1/1	24823QAC1	 11,185 	 15,950,000 		Sole
Dominion Resources Inc	NOTE 2.125%12/1	25746UAT6	 6,002 		 3,836,000 		Sole
DryShips Inc	        NOTE 5.000%12/0	262498AB4	 27,386 	 37,228,000 		Sole
EMC Corp B	        NOTE 1.750%12/0	268648AM4	 73,073 	 44,913,000 		Sole
Endo Pharmaceuticals 	NOTE 1.750% 4/1	29264FAB2	 2,356 		 1,950,000 		Sole
EnPro Industries, Inc	DBCV 3.938%10/1	29355XAB3	 92,445 	 72,577,000 		Sole
Exide Technologies	FRNT 9/1	302051AL1	 12,359 	 13,965,000 		Sole
Exterran Holdings Inc	NOTE 4.250% 6/1	30225XAA1	 55,017 	 57,078,000 		Sole
Genco Shipping &Trading NOTE 5.000% 8/1	36869MAA3	 17,788 	 39,529,000 		Sole
Gilead Sciences	        NOTE 0.625% 5/0	375558AH6	 173,475 	 126,682,000 		Sole
Gilead Sciences, Inc	NOTE 1.000% 5/0	375558AN3	 5,408 		 4,350,000 		Sole
Gilead Sciences, Inc	NOTE 1.625% 5/0	375558AP8	 16,936 	 13,015,000 		Sole
GMX Resources Inc	NOTE 5.000% 2/0	38011MAB4	 6,034 		 7,940,000 		Sole
GMX Resources Inc	NOTE 4.500% 5/0	38011MAJ7	 5,399 		 12,098,000 		Sole
Goldcorp, Inc	        NOTE 2.000% 8/0	380956AB8	 150,120 	 132,697,000 		Sole
Wilson Greatbatch Tech	SDCV 2.250% 6/1	39153LAB2	 1,894 		 1,906,000 		Sole
Hawaiian Holdings, Inc	NOTE 5.000% 3/1	419879AD3	 19,125 	 17,416,000 		Sole
Headwaters Inc	        NOTE 2.500% 2/0	42210PAD4	 5,735 		 6,117,000 		Sole
Home Inns & Hotels	NOTE 2.000%12/1	43713WAB3	 14,497 	 18,380,000 		Sole
Hornbeck Offshore Serv	FRNT 1.625%11/1	440543AE6	 2,114 		 2,000,000 		Sole
Hutchinson Technology 	NOTE 3.250% 1/1	448407AF3	 1,101 		 1,174,000 		Sole
Hutchinson Technology 	NOTE 8.500% 1/1	448407AG1	 14,500 	 20,568,000 		Sole
Intel Corp	        SDCV 2.950%12/1	458140AD2	 1,074 		 950,000 		Sole
International Game Tech	NOTE 3.250% 5/0	459902AQ5	 128,346 	 116,348,000 		Sole
Interpublic Group	NOTE 4.750% 3/1	460690BE9	 79,883 	 73,287,000 		Sole
James River Coal Co	NOTE 3.125% 3/1	470355AH1	 1,056 		 3,705,000 		Sole
Janus Capital Group Inc	NOTE 3.250% 7/1	47102XAG0	 10,849 	 10,689,000 		Sole
Jefferies Group, Inc	DBCV 3.875%11/0	472319AG7	 15,139 	 16,705,000 		Sole
Kohlberg Capital Corp	NOTE 8.750% 3/1	500233AB7	 36,853 	 36,130,000 		Sole
LAM Research Corp	NOTE 0.500% 5/1	512807AJ7	 5,674 		 5,910,000 		Sole
Level 3 Communications	NOTE 7.000% 3/1	52729NBP4	 62,242 	 51,440,000 		Sole
Level 3 Communications	NOTE 6.500%10/0 52729NBR0	 4,100 		 2,900,000 		Sole
Liberty Media	        DEB 3.250% 3/1	530715AR2	 143,983 	 163,841,000 		Sole
Liberty Media	        DEB 3.125% 3/3	530718AF2	 89,215 	 73,127,000 		Sole
LifePoint Hospitals	NOTE 3.500% 5/1	53219LAH2	 2,244 		 2,092,000 		Sole
Lincare Holdings Inc	NOTE 2.750%11/0	532791AF7	 2,789 		 2,000,000 		Sole
Linear Technology Corp	NOTE 3.000% 5/0	535678AC0	 2,591 		 2,500,000 		Sole
McMoRan Exploration Co	NOTE 4.000%12/3	582411AJ3	 10,648 	 9,975,000 		Sole
Medicis Pharmaceuticals	NOTE 1.375% 6/0	584690AC5	 7,095 		 7,135,000 		Sole
Medicis Pharmaceuticals	NOTE 2.500% 6/0	58470KAA2	 33,582 	 26,785,000 		Sole
Micron Technology, Inc	DEBT 1.875% 6/0	595112AK9	 1,326 		 1,500,000 		Sole
Molina Healthcare Inc	NOTE 3.750%10/0	60855RAA8	 1,655 		 1,500,000 		Sole
Molson Coors Brewing	NOTE 2.500% 7/3	60871RAA8	 32,160 	 31,547,000 		Sole
Morgans Hotel Group	NOTE 2.375%10/1	61748WAB4	 8,636 		 9,814,000 		Sole
Nash Finch Company	FRNT 1.631% 3/1	631158AD4	 1,245 		 2,670,000 		Sole
National Retail Prop	NOTE 3.950% 9/1	637417AA4	 2,299 		 1,921,000 		Sole
Navistar Intl	        NOTE 3.000%10/1	63934EAL2	 19,463 	 20,872,000 		Sole
NetApp, Inc	        NOTE 1.750% 6/0	64110DAB0	 86,250 	 75,160,000 		Sole
Newmont Mining Corp	NOTE 1.250% 7/1	651639AH9	 156,532 	 124,971,000 		Sole
Newmont Mining Corp	NOTE 1.625% 7/1	651639AJ5	 6,195 		 4,660,000 		Sole
Northgate Minerals Corp	NOTE 3.500%10/0 666416AB8	 32,412 	 30,360,000 		Sole
NovaGold Resources Inc.	NOTE 5.500% 5/0	66987EAA5	 2,575 		 2,500,000 		Sole
Novellus Systems, Inc.	NOTE 2.625% 5/1	670008AD3	 2,476 		 2,000,000 		Sole
Omnicare, Inc	        NOTE 3.750% 4/0	681904AP3	 1,843 		 2,000,000 		Sole
Omnicom Group	        NOTE 7/0	682134AA9	 70,273 	 65,027,000 		Sole
PHH Corporation	        NOTE 4.000% 9/0	693320AN3	 12,263 	 12,232,000 		Sole
Powerwave Technologiesc	NOTE 3.875%10/0	739363AF6	 1,862 		 13,300,000 		Sole
Prologis, Inc	        NOTE 3.250% 3/1	74340XAT8	 7,108 		 6,440,000 		Sole
Prospect Capital Corp	NOTE 6.250%12/1	74348TAC6	 116,652 	 109,790,000 		Sole
Pulse Electronics Corp	NOTE 7.000%12/1	74586WAA4	 1,198 		 1,435,000 		Sole
Rayonier Inc	        NOTE 3.750%10/1	75508AAB2	 46,774 	 37,551,000 		Sole
Rayonier Inc	        NOTE 4.500% 8/1	75508AAC0	 41,640 	 29,690,000 		Sole
Rite Aid Corp	        NOTE 8.500% 5/1	767754BU7	 28,402 	 26,669,000 		Sole
Royal Gold, Inc	        NOTE 2.875% 6/1	780287AA6	 7,140 		 6,790,000 		Sole
SBA Communications Corp	NOTE 4.000%10/0	78388JAM8	 3,753 		 1,942,000 		Sole
SBA Communications Corp	NOTE 1.875% 5/0	78388JAN6	 7,839 		 5,650,000 		Sole
Safeguard Scientifics	DBCV 10.125% 3/1 786449AH1	 3,852 		 3,030,000 		Sole
Saks	                NOTE 2.000% 3/1	79377WAL2	 17,671 	 16,870,000 		Sole
School Specialty, Inc	SDCV 3.750%11/3	807863AM7	 37,622 	 48,860,000 		Sole
Sotheby's	        NOTE 3.125% 6/1	835898AC1	 76,237 	 65,757,000 		Sole
Steel Dynamics, Inc	NOTE 5.125% 6/1	858119AP5	 43,815 	 41,801,000 		Sole
Sterlite Industries Ltd	NOTE 4.000%10/3	859737AB4	 115,212 	 127,659,000 		Sole
Symantec Corporation	NOTE 1.000% 6/1	871503AF5	 34,137 	 33,325,000 		Sole
THQ Inc	                NOTE 5.000% 8/1	872443AB2	 7,967 		 13,856,000 		Sole
Teleflex Incorporated	NOTE 3.875% 8/0	879369AA4	 11,221 	 9,590,000 		Sole
Teva Pharm	        DBCV 0.250% 2/0	88163VAE9	 139,100 	 131,842,000 		Sole
Thompson Creek Metal	UNIT 99/99/9999	884768300	 5,770 		 304,000 		Sole
Time Warner Telecom Inc	DBCV 2.375% 4/0	887319AC5	 2,838 		 2,022,000 		Sole
Tyson Foods, Inc	NOTE 3.250%10/1	902494AP8	 76,951 	 63,530,000 		Sole
USEC Inc	        NOTE 3.000%10/0	90333EAC2	 1,440 		 3,000,000 		Sole
US Airways Group, Inc	NOTE 7.250% 5/1	911905AC1	 2,999 		 1,000,000 		Sole
United States Steel Co	NOTE 4.000% 5/1	912909AE8	 8,410 		 8,250,000 		Sole
Virgin Media Inc	NOTE 6.500%11/1	92769LAB7	2991.25		 2,000,000 		Sole
Viropharma Inc	        NOTE 2.000% 3/1	928241AH1	 2,842 		 2,000,000 		Sole
Xilinx, Inc	        NOTE 2.625% 6/1	983919AF8	 127,946 	 99,275,000 		Sole
			 3,827,278
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